Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (345)	$ (526)	$ (660)	$ (183)
Experience adjustments	1	(1)	(1)	(1)
Return on plan assets (excluding interest based on discount rate)	259	561	363	132
Total remeasurements of employee benefit plans	(85)	34	(298)	(52)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(31)	(48)	(47)	(14)
Experience adjustments	(3)	(2)	(4)	(2)
Total remeasurements of employee benefit plans	$ (34)	$ (50)	$ (51)	$ (16)